Loans and advances to customers - Transfers of financial assets at amortized cost (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Financial assets at beginning of period	$ 1,616,873
Financial assets at end of period	1,743,889	$ 1,616,873
Loans and advances - Customers
Financial assets
Financial assets at beginning of period	751,053
Financial assets at end of period	817,869	751,053
Loans and advances - Customers | Gross carrying amount
Financial assets
Financial assets at beginning of period	772,088
Financial assets at end of period	839,521	772,088
Loans and advances - Customers | Impairment losses
Financial assets
Financial assets at beginning of period	(21,035)	(25,551)	$ (21,970)
Transfer from Stage 1 to Stage 2	2,898	(1,865)
Transfer from Stage 1 to Stage 3	2,543	(2,794)
Transfer from Stage 2 to Stage 3	640	(1,924)
Transfer from Stage 2 to Stage 1	(437)	1,589
Transfer from Stage 3 to Stage 2	(1,293)	111
Transfer from Stage 3 to Stage 1	(67)	79
Financial assets derecognized during the period other than write offs, allowance	8,070	3,111
Originated financial assets	(3,185)	(2,741)
Written-off assets	19,169	26,477	21,590
Other movements	(4)	(5)	13
Financial assets at end of period	(21,652)	(21,035)	(25,551)
Loans and advances - Customers | Stage 1 | Impairment losses
Financial assets
Financial assets at beginning of period	(5,771)	(6,215)
Transfer from Stage 1 to Stage 2	(511)	346
Transfer from Stage 1 to Stage 3	(257)	183
Transfer from Stage 2 to Stage 1	90	(387)
Transfer from Stage 3 to Stage 1	20	(34)
Financial assets derecognized during the period other than write offs, allowance	(1,203)	(906)
Originated financial assets	(3,185)	(2,741)
Financial assets at end of period	(7,013)	(5,771)	(6,215)
Loans and advances - Customers | Stage 2 | Impairment losses
Financial assets
Financial assets at beginning of period	(5,149)	(8,902)
Transfer from Stage 1 to Stage 2	3,409	(2,211)
Transfer from Stage 2 to Stage 3	(980)	712
Transfer from Stage 2 to Stage 1	(527)	1,976
Transfer from Stage 3 to Stage 2	277	(332)
Financial assets derecognized during the period other than write offs, allowance	(534)	1,087
Financial assets at end of period	(6,541)	(5,149)	(8,902)
Loans and advances - Customers | Stage 3 | Impairment losses
Financial assets
Financial assets at beginning of period	(10,115)	(10,434)
Transfer from Stage 1 to Stage 3	2,800	(2,977)
Transfer from Stage 2 to Stage 3	1,620	(2,636)
Transfer from Stage 3 to Stage 2	(1,570)	443
Transfer from Stage 3 to Stage 1	(87)	113
Financial assets derecognized during the period other than write offs, allowance	9,807	2,930
Written-off assets	19,169	26,477
Financial assets at end of period	(8,098)	(10,115)	(10,434)
Loans and advances - Customers | Financial assets at amortized cost category
Financial assets
Financial assets at beginning of period	736,997
Financial assets at end of period	797,716	736,997
Loans and advances - Customers | Financial assets at amortized cost category | Gross carrying amount
Financial assets
Financial assets at beginning of period	758,025	712,983
Remaining in same Stage	(37,399)	(29,665)
Financial assets derecognized during the period other than write offs	(210,325)	(294,736)
Originated financial assets	327,309	412,352
Written-off assets	(19,169)	(26,477)
Other movements	927	(16,432)
Financial assets at end of period	819,368	758,025	712,983
Loans and advances - Customers | Financial assets at amortized cost category | Impairment losses
Financial assets
Financial assets at beginning of period	(21,028)	(25,551)
Written-off assets	19,169	26,477
Financial assets at end of period		(21,028)	(25,551)
Loans and advances - Customers | Financial assets at amortized cost category | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets at beginning of period	735,372
Financial assets at end of period	798,165	735,372
Loans and advances - Customers | Financial assets at amortized cost category | Subtotal of Stage 1 and 2 | Impairment losses
Financial assets
Financial assets at end of period	(21,652)
Loans and advances - Customers | Financial assets at amortized cost category | Stage 1 | Gross carrying amount
Financial assets
Financial assets at beginning of period	698,089	620,543
Transfer from Stage 1 to Stage 2	(23,492)	(13,356)
Transfer from Stage 1 to Stage 3	(6,921)	(6,050)
Transfer from Stage 2 to Stage 1	6,169	20,699
Transfer from Stage 3 to Stage 1	907	1,102
Remaining in same Stage	(48,693)	(44,490)
Financial assets derecognized during the period other than write offs	(202,136)	(274,147)
Originated financial assets	327,309	412,352
Other movements	841	(18,564)
Financial assets at end of period	752,073	698,089	620,543
Loans and advances - Customers | Financial assets at amortized cost category | Stage 1 | Impairment losses
Financial assets
Financial assets at beginning of period	(5,764)
Financial assets at end of period	(7,013)	(5,764)
Loans and advances - Customers | Financial assets at amortized cost category | Stage 2 | Gross carrying amount
Financial assets
Financial assets at beginning of period	37,283	70,531
Transfer from Stage 1 to Stage 2	23,492	13,356
Transfer from Stage 2 to Stage 3	(6,508)	(7,787)
Transfer from Stage 2 to Stage 1	(6,169)	(20,699)
Transfer from Stage 3 to Stage 2	5,390	2,013
Remaining in same Stage	(2,221)	(4,783)
Financial assets derecognized during the period other than write offs	(5,204)	(17,278)
Other movements	29	1,930
Financial assets at end of period	46,092	37,283	70,531
Loans and advances - Customers | Financial assets at amortized cost category | Stage 2 | Impairment losses
Financial assets
Financial assets at beginning of period	(5,149)
Financial assets at end of period	(6,541)	(5,149)
Loans and advances - Customers | Financial assets at amortized cost category | Stage 3 | Gross carrying amount
Financial assets
Financial assets at beginning of period	22,653	21,909
Transfer from Stage 1 to Stage 3	6,921	6,050
Transfer from Stage 2 to Stage 3	6,508	7,787
Transfer from Stage 3 to Stage 2	(5,390)	(2,013)
Transfer from Stage 3 to Stage 1	(907)	(1,102)
Remaining in same Stage	13,515	19,608
Financial assets derecognized during the period other than write offs	(2,985)	(3,311)
Written-off assets	(19,169)	(26,477)
Other movements	57	202
Financial assets at end of period	21,203	22,653	$ 21,909
Loans and advances - Customers | Financial assets at amortized cost category | Stage 3 | Impairment losses
Financial assets
Financial assets at beginning of period	(10,115)
Financial assets at end of period	$ (8,098)	$ (10,115)